Income Taxes (Components of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Inventory related	$ 11,878	$ 9,309
Tax losses carry forward	263	3,773
Deferred revenue	2,272	612
Allowance for doubtful accounts	430	462
Research and development credit carryforward	2,009	475
Reserve for warranty expenses	373	67
Provision for employee related obligations	6,505	1,219
Issuance costs	541	431
Foreign currency losses	1,260
Other	166	153
Current deferred tax assets	25,697	16,501
Long-term deferred tax assets:
Tax losses carry forward and other	279	407
Foreign currency losses		358
Stock-based compensation expense		586
Long-term deferred tax assets	279	1,351
Current deferred tax liabilities
Issuance costs		(112)
Current deferred tax liabilities		(112)
Long-term deferred tax assets:
Stock-based compensation expense	5,673	903
Tax losses carry forward	35,362	8,311
Depreciation	3,907	579
Research and development credit carryforward		1,904
Issuance costs		478
Foreign tax credit		893
Provision for employee related obligations	3,011
Other Carryforwards	1,266
Other	128	367
Long-term deferred tax assets	49,347	13,435
Long-term deferred tax liabilities:
Intangibles	(103,541)	(115,248)
Issuance costs		(430)
Depreciation	(1,556)	(3,658)
Valuation allowance	(85)
Long-term deferred tax liabilities	(105,182)	(119,336)
Total long-term deferred tax liabilities, net	$ (55,835)	$ (105,901)